Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefit Plans
Schedule of contributions to plans charged to expense

(in thousands)	2018	2017	2016
TSYS Retirement Savings Plan	$28,196	23,113	21,077
TSYS Stock Purchase Plan	1,793	1,600	1,514